REVENUE AND DEFERRED REVENUES - Contract balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
REVENUE AND DEFERRED REVENUES
Accounts receivable	$ 27,140	¥ 188,940	¥ 58,925
Amounts due from related parties	$ 204,138	1,421,170	656,399
Deferred revenue		59,585	41,863
Refund liability (sales return)		¥ 582	¥ 153